Fair Value Measurement (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Derivative asset (liabilities)	$ (1,833)	$ (336)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member]
Assets:
Derivative assets	56	63
Liabilities:
Derivative liabilities	(1,098)	(388)
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member]
Assets:
Derivative assets	793	315
Liabilities:
Derivative liabilities	$ (1,584)	$ (326)